Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	May 02, 2016
Document Effective Date	May 02, 2016
Prospectus Date	Apr. 29, 2016
Kellner Event Fund | Investor Class
Prospectus:
Trading Symbol	KEFAX
Kellner Event Fund | Institutional Class
Prospectus:
Trading Symbol	KEFIX